Insurance Contract Liabilities and Reinsurance Assets - Summary of Gross Claims and Benefits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ 28,660	$ 27,878
Death, disability and other claims [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	15,752	15,174
Maturity and surrender benefits [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	8,433	7,722
Annuity payments [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	4,030	4,262
Policyholder dividends and experience rating refunds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	1,445	1,809
Net transfers from segregated funds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ (1,000)	$ (1,089)